Income Tax Expense - Additional Information (Detail) $ in Millions, $ in Millions	Nov. 19, 2018 USD ($)	Nov. 19, 2018 AUD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 AUD ($)	Jun. 30, 2018 USD ($)
Disclosure of significant subsidiaries [line items]
Assessed tax amount			$ 3,443		$ 3,503
Tax and other matters [member] | Controlled foreign companies [member]
Disclosure of significant subsidiaries [line items]
Assessed tax amount			87	$ 125
Tax and other matters [member] | Controlled foreign companies [member] | Litigated [member]
Disclosure of significant subsidiaries [line items]
Assessed tax amount			$ 30	$ 43
Tax and other matters [member] | Transfer pricing [member]
Disclosure of significant subsidiaries [line items]
Payments for assessments	$ 388	$ 529
Tax and other matters [member] | Transfer pricing [member] | Prior years [member]
Disclosure of significant subsidiaries [line items]
Payments for assessments	243	328
Tax and other matters [member] | Transfer pricing [member] | Current period [member]
Disclosure of significant subsidiaries [line items]
Payments for assessments	$ 145	$ 201